Share capital (Details 1) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Balance at beginning	£ 63,713	£ 46,840	£ 32,000
Exercise of employee share options 24 Apr 2015 (in pound per share)			£ 0.00005
Exercise of employee share options 24 Apr 2015
Exercise of employee share options 25 Sep 2015 (in pound per share)			£ 0.00005
Exercise of employee share options 25 Sep 2015
Share issue on acquisition of DARA BioSciences, Inc. 4 Dec 2015 (in pound per share)			£ 2.63
Share issue on acquisition of DARA BioSciences, Inc. 4 Dec 2015			£ 14,240
Deferred consideration re: acquisition of Q Chip Limited 23 Dec 2015 (in pound per share)			£ 2.67
Deferred consideration re: acquisition of Q Chip Limited 23 Dec 2015			£ 600
Deferred consideration re: acquisition of Q Chip Limited 1 Jul 2016 (in pound per share)		£ 2.67
Deferred consideration re: acquisition of Q Chip Limited 1 Jul 2016		£ 200
Placing and Open Offer (costs shown in note 17) 31 Oct 2016 (in pound per share)		£ 1.1
Placing and Open Offer (costs shown in note 17) 31 Oct 2016		£ 16,673
Share issue to SIPP trustee (see note 28) 19 May 2017 (in pound per share)	£ 0.00005
Share issue to SIPP trustee (see note 28) 19 May 2017	£ 1
Placing and Open Offer (shown in note 17) 16 October 2017 (in pound per share)	£ 0.5
Placing and Open Offer (shown in note 17) 16 October 2017	£ 6,157
Share issue to SIPP trustee (see note 28) 7 November 2017 (in pound per share)	£ 0.00005
Share issue to SIPP trustee (see note 28) 7 November 2017	£ 3
Balance at end	£ 69,874	£ 63,713	£ 46,840
Ordinary shares [Member]
Statement Line Items [Line Items]
Balance at beginning (in shares)	48,699,456	33,467,504	27,794,258
Exercise of employee share options 24 Apr 2015 (in shares)			16,500
Exercise of employee share options 25 Sep 2015 (in shares)			10,000
Share issue on acquisition of DARA BioSciences, Inc. 4 Dec 2015 (in shares)			5,422,028
Deferred consideration re: acquisition of Q Chip Limited 23 Dec 2015 (in shares)			224,718
Deferred consideration re: acquisition of Q Chip Limited 1 Jul 2016 (in shares)		74,908
Placing and Open Offer (costs shown in note 17) 31 Oct 2016 (in shares)		15,157,044
Share issue to SIPP trustee (see note 28) 19 May 2017 (in shares)	20,000
Placing and Open Offer (shown in note 17) 16 October 2017 (in shares)	12,314,679
Share issue to SIPP trustee (see note 28) 7 November 2017 (in shares)	50,000
Balance at end (in shares)	61,084,135	48,699,456	33,467,504
Deferred shares [Member]
Statement Line Items [Line Items]
Balance at beginning (in shares)	1,000,001	1,000,001	1,000,001
Exercise of employee share options 24 Apr 2015 (in shares)
Exercise of employee share options 25 Sep 2015 (in shares)
Share issue on acquisition of DARA BioSciences, Inc. 4 Dec 2015 (in shares)
Deferred consideration re: acquisition of Q Chip Limited 23 Dec 2015 (in shares)
Deferred consideration re: acquisition of Q Chip Limited 1 Jul 2016 (in shares)
Placing and Open Offer (costs shown in note 17) 31 Oct 2016 (in shares)
Share issue to SIPP trustee (see note 28) 19 May 2017 (in shares)
Placing and Open Offer (shown in note 17) 16 October 2017 (in shares)
Share issue to SIPP trustee (see note 28) 7 November 2017 (in shares)
Balance at end (in shares)	1,000,001	1,000,001	1,000,001